Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.3%)
Data Center REITs (7.6%)
	Equinix Inc.	597,322	432,509
	Digital Realty Trust Inc.	1,856,011	184,023
			616,532
Diversified REITs (2.2%)
	WP Carey Inc.	1,342,664	99,626
	Essential Properties Realty Trust Inc.	919,412	22,755
	Broadstone Net Lease Inc.	1,117,007	18,062
	Alexander & Baldwin Inc.	468,155	9,003
	Global Net Lease Inc.	669,945	7,544
	American Assets Trust Inc.	331,756	6,038
	Empire State Realty Trust Inc. Class A	879,902	5,376
	Armada Hoffler Properties Inc.	437,425	5,127
	Gladstone Commercial Corp.	255,963	3,056
	One Liberty Properties Inc.	108,488	2,389
	NexPoint Diversified Real Estate Trust	204,743	2,182
			181,158
Health Care REITs (8.1%)
	Welltower Inc.	3,050,038	241,624
	Ventas Inc.	2,580,107	123,974
	Healthpeak Properties Inc.	3,470,045	76,237
	Healthcare Realty Trust Inc. Class A	2,456,641	48,592
	Omega Healthcare Investors Inc.	1,511,647	40,452
[1]	Medical Properties Trust Inc.	3,860,950	33,861
	Physicians Realty Trust	1,472,624	21,235
	Sabra Health Care REIT Inc.	1,490,689	16,994
	National Health Investors Inc.	280,166	13,944
	CareTrust REIT Inc.	625,784	12,196
	LTC Properties Inc.	261,675	8,753
	Community Healthcare Trust Inc.	155,236	5,556
	Global Medical REIT Inc.	401,224	3,723
	Universal Health Realty Income Trust	84,686	3,684
	Diversified Healthcare Trust	1,554,150	1,420
			652,245
Hotel & Resort REITs (2.6%)
	Host Hotels & Resorts Inc.	4,615,978	74,640
	Ryman Hospitality Properties Inc.	338,339	30,335
	Apple Hospitality REIT Inc.	1,402,138	20,878
	Sunstone Hotel Investors Inc.	1,358,616	12,948
	Park Hotels & Resorts Inc.	1,050,897	12,663
	Pebblebrook Hotel Trust	847,903	12,066

		Shares	Market Value ($000)
	DiamondRock Hospitality Co.	1,350,328	10,951
	RLJ Lodging Trust	1,045,126	10,556
	Service Properties Trust	1,067,316	9,360
	Xenia Hotels & Resorts Inc.	735,068	9,306
	Summit Hotel Properties Inc.	691,134	4,451
	Chatham Lodging Trust	299,199	3,064
			211,218
Industrial REITs (13.0%)
	Prologis Inc.	5,958,437	746,294
	Rexford Industrial Realty Inc.	1,184,286	66,048
	EastGroup Properties Inc.	281,293	46,852
	First Industrial Realty Trust Inc.	852,844	44,749
	Americold Realty Trust Inc.	1,488,757	44,053
	STAG Industrial Inc.	1,157,018	39,188
	Terreno Realty Corp.	491,105	30,247
	LXP Industrial Trust	1,779,168	16,724
	Innovative Industrial Properties Inc.	180,701	12,387
	Plymouth Industrial REIT Inc.	276,755	5,602
	Industrial Logistics Properties Trust	421,512	868
			1,053,012
Multi-Family Residential REITs (9.6%)
	AvalonBay Communities Inc.	903,000	162,874
	Equity Residential	2,317,415	146,577
	Mid-America Apartment Communities Inc.	745,408	114,644
	Essex Property Trust Inc.	417,989	91,845
	UDR Inc.	2,101,415	86,852
	Camden Property Trust	653,147	71,879
	Apartment Income REIT Corp. Class A	967,814	35,790
	Independence Realty Trust Inc.	1,445,963	24,075
	Elme Communities	564,673	9,729
*	Veris Residential Inc.	499,959	8,174
	Apartment Investment & Management Co. Class A	979,437	7,669
	NexPoint Residential Trust Inc.	148,298	6,366
	Centerspace	97,433	5,493
			771,967
Office REITs (4.3%)
	Alexandria Real Estate Equities Inc.	1,006,311	124,964
	Boston Properties Inc.	961,461	51,304
	Cousins Properties Inc.	977,216	21,313
	Kilroy Realty Corp.	678,780	19,848
	Corporate Office Properties Trust	725,524	16,607
	Vornado Realty Trust	1,052,865	15,803
	Highwoods Properties Inc.	679,004	15,563
	Equity Commonwealth	706,323	14,635
	Douglas Emmett Inc.	1,135,039	14,619
[1]	SL Green Realty Corp.	414,946	9,822
	JBG SMITH Properties	660,908	9,431
	Easterly Government Properties Inc. Class A	557,022	7,837
	Piedmont Office Realty Trust Inc. Class A	796,724	5,187
	Hudson Pacific Properties Inc.	908,497	5,051
	Paramount Group Inc.	1,137,136	4,924
	Brandywine Realty Trust	1,109,533	4,360
	Orion Office REIT Inc.	366,225	2,249
	Office Properties Income Trust	313,657	2,045
	City Office REIT Inc.	256,530	1,493
	Franklin Street Properties Corp.	598,655	694
			347,749

		Shares	Market Value ($000)
Other Specialized REITs (6.5%)
	VICI Properties Inc. Class A	6,216,225	210,979
	Iron Mountain Inc.	1,876,571	103,662
	Gaming & Leisure Properties Inc.	1,662,081	86,428
	Lamar Advertising Co. Class A	563,200	59,519
	EPR Properties	484,062	20,311
	Outfront Media Inc.	900,957	15,010
	Four Corners Property Trust Inc.	541,645	13,817
	Safehold Inc.	245,535	6,806
	Uniti Group Inc.	1,531,174	5,237
	Gladstone Land Corp.	213,095	3,433
			525,202
Retail REITs (12.6%)
	Realty Income Corp.	4,047,753	254,361
	Simon Property Group Inc.	2,110,411	239,152
	Kimco Realty Corp.	3,991,619	76,599
	Regency Centers Corp.	993,975	61,060
	National Retail Properties Inc.	1,153,397	50,173
	Federal Realty Investment Trust	471,844	46,661
	Brixmor Property Group Inc.	1,936,334	41,302
	Agree Realty Corp.	571,690	38,869
	Spirit Realty Capital Inc.	901,583	34,675
	Kite Realty Group Trust	1,413,773	29,293
	Phillips Edison & Co. Inc.	756,149	23,849
	SITE Centers Corp.	1,234,616	15,235
	Macerich Co.	1,386,813	13,854
	Tanger Factory Outlet Centers Inc.	673,943	13,216
	Urban Edge Properties	757,448	11,112
	Retail Opportunity Investments Corp.	804,276	10,480
	InvenTrust Properties Corp.	435,223	9,814
	Getty Realty Corp.	256,623	8,553
	Acadia Realty Trust	613,014	8,282
	NETSTREIT Corp.	353,792	6,446
	RPT Realty	550,051	5,115
	Necessity Retail REIT Inc. Class A	864,493	4,763
	Saul Centers Inc.	92,351	3,327
	Urstadt Biddle Properties Inc. Class A	193,042	3,324
	Alexander's Inc.	14,782	2,751
	CBL & Associates Properties Inc.	81,820	1,893
*,2	Spirit MTA REIT	257,871	—
			1,014,159
Self-Storage REITs (7.4%)
	Public Storage	1,020,328	300,823
	Extra Space Storage Inc.	864,481	131,436
	Life Storage Inc.	548,697	73,734
	CubeSmart	1,449,369	65,932
	National Storage Affiliates Trust	557,025	21,473
			593,398
Single-Family Residential REITs (4.9%)
	Invitation Homes Inc.	3,946,722	131,702
	Sun Communities Inc.	799,726	111,106
	Equity LifeStyle Properties Inc.	1,141,256	78,633
	American Homes 4 Rent Class A	2,049,879	68,179
	UMH Properties Inc.	341,075	5,184
			394,804
Telecom Tower REITs (14.1%)
	American Tower Corp.	3,005,414	614,277

		Shares	Market Value ($000)
	Crown Castle Inc.	2,795,282	344,071
	SBA Communications Corp. Class A	696,926	181,821
			1,140,169
Timber REITs (2.4%)
	Weyerhaeuser Co.	4,750,479	142,087
	Rayonier Inc.	945,341	29,646
	PotlatchDeltic Corp.	521,277	24,098
			195,831
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,170,159)			7,697,444
Real Estate Management & Development (4.5%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	207,145	8,514
	RMR Group Inc. Class A	100,953	2,397
			10,911
Real Estate Development (0.2%)
*	Howard Hughes Corp.	241,539	18,688
*	Forestar Group Inc.	128,497	2,485
			21,173
Real Estate Operating Companies (0.4%)
	Kennedy-Wilson Holdings Inc.	801,300	13,446
	DigitalBridge Group Inc.	1,030,323	12,807
*	FRP Holdings Inc.	39,766	2,306
*,1	Seritage Growth Properties Class A	233,908	1,752
*,1	WeWork Inc. Class A	1,130,344	477
			30,788
Real Estate Services (3.8%)
*	CBRE Group Inc. Class A	2,039,745	156,367
*	Zillow Group Inc. Class C	1,004,598	43,740
*	Jones Lang LaSalle Inc.	306,493	42,615
*	Zillow Group Inc. Class A	377,899	16,166
*	Cushman & Wakefield plc	947,464	9,333
	Newmark Group Inc. Class A	970,086	6,150
	Marcus & Millichap Inc.	164,783	5,186
[1]	eXp World Holdings Inc.	442,877	5,177
*	Redfin Corp.	630,701	4,699
*	Anywhere Real Estate Inc.	707,278	4,505
*,1	Opendoor Technologies Inc.	2,661,478	3,673
*	Compass Inc. Class A	1,543,604	3,612
	RE/MAX Holdings Inc. Class A	117,754	2,274
	Douglas Elliman Inc.	469,876	1,499
*	Doma Holdings Inc.	719,697	309
*,1	Offerpad Solutions Inc.	374,434	175
			305,480
Total Real Estate Management & Development (Cost $507,736)			368,352

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $52,630)	4.853%	526,376	52,632
Total Investments (100.5%) (Cost $7,730,525)				8,118,428
Other Assets and Liabilities—Net (-0.5%)				(38,379)
Net Assets (100%)				8,080,049
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,047,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $41,691,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/24	GSI	7,228	(4.931)	160	—
Park Hotels & Resorts Inc.	1/31/24	GSI	4,800	(4.931)	14	—
					174	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,065,796	—	—	8,065,796
Temporary Cash Investments	52,632	—	—	52,632
Total	8,118,428	—	—	8,118,428

Derivative Financial Instruments
Assets
Swap Contracts	—	174	—	174